FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	$ (792.8)	$ (2,194.4)	$ (792.8)
Financial assets (liabilities), at fair value		(2,338.7)	(865.7)
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	(792.8)
Financial assets (liabilities), end	(2,194.4)
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(9.5)	(8.6)	(9.5)
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	(9.5)
Financial assets (liabilities), issued and settled	1.8
Financial assets (liabilities), end	(8.6)
Financial liabilities at fair value through profit or loss, category [member] | Forward foreign currency contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities		(2.5)	(2.1)
Financial liabilities, at fair value		(2.5)	(2.1)
Financial liabilities at fair value through profit or loss, category [member] | Contingent consideration arising on business combinations | Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities		(11.9)	(11.0)
Financial liabilities, at fair value		(11.9)	(11.0)
Financial liabilities at amortised cost | Accounts payable and accrued liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities		(770.8)	(588.2)
Financial liabilities, at fair value		(770.8)	(588.2)
Financial liabilities at amortised cost | Total long-term debt | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities		(2,335.4)	(1,262.9)
Financial liabilities, at fair value		(2,470.7)	(1,322.8)
Financial liabilities at amortised cost | Other non-current liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities		(164.0)	(156.5)
Financial liabilities, at fair value		(184.6)	(177.4)
Financial assets at fair value through profit or loss, category | Cash and cash equivalents | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets		446.1	611.5
Financial assets, at fair value		446.1	611.5
Financial assets at fair value through profit or loss, category | Restricted cash | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets		27.3	31.8
Financial assets, at fair value		27.3	31.8
Financial assets at fair value through profit or loss, category | Embedded foreign currency derivatives | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets		0.1	0.9
Financial assets, at fair value		0.1	0.9
Financial assets at fair value through profit or loss, category | Equity swap agreements | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets		10.4	1.5
Financial assets, at fair value		10.4	1.5
Financial assets at fair value through other comprehensive income | Forward foreign currency contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(8.7)	(6.5)	(8.7)
Financial assets (liabilities), at fair value		(6.5)	(8.7)
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	(8.7)
Financial assets (liabilities), end	(6.5)
Financial assets at fair value through other comprehensive income | Foreign currency swap agreements | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	10.6	11.1	10.6
Financial assets (liabilities), at fair value		11.1	10.6
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	10.6
Financial assets (liabilities), end	11.1
Financial assets at fair value through other comprehensive income | Interest Rate Swap Agreements | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	0.1	0.0	0.1
Financial assets (liabilities), at fair value		0.0	0.1
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	0.1
Financial assets (liabilities), end	0.0
Loans and receivables | Accounts receivable | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets		451.7	416.0
Financial assets, at fair value		451.7	416.0
Loans and receivables | Investment in finance leases | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets		91.5	93.8
Financial assets, at fair value		103.1	101.4
Loans and receivables | Advances to a portfolio investment | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets		29.5	38.1
Financial assets, at fair value		29.5	38.4
Loans and receivables | Other assets | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets		25.7	30.8
Financial assets, at fair value		25.7	30.8
Financial assets available-for-sale | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets		3.3	1.5
Financial assets, at fair value		$ 3.3	$ 1.5
Income | Level 3
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), realized and unrealized (losses) gain	$ (0.9)